Income Tax - Income tax provision (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal					$ 176	$ 3,524
State					636	4,776	$ 594
Foreign					1,181	1,756	371
Total current tax provision					1,993	10,056	965
Deferred
Federal					(3,608)	1,830	(1,134)
State					(1,542)	151	(916)
Foreign					13	16	(112)
Total deferred tax provision (benefit)			$ (4,572)	$ (3,912)	(5,137)	1,997	(2,162)
Income tax provision (benefit)	$ 3,270	$ (1,376)	$ 8,361	$ 1,975	$ (3,144)	$ 12,053	$ (1,197)